GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Costs and Accumulated Amortization of Goodwill and Intangible Assets
The goodwill and intangible assets’ costs and accumulated amortization are presented in the following table:

(In millions of Euro)	Goodwill	Licenses, Patents and Trademarks	Software	Other	Total
Net book value as of December 31, 2017	€2,092.2	€46.5	€22.9	€51.5	€2,213.1
Gross Value	2,178.4	103.4	109.9	73.3	2,465.0
Accumulated depreciation	-	(57.9)	(90.0)	(19.6)	(167.5)
Net book value as of December 31, 2018	€2,178.4	€45.5	€19.9	€53.7	€2,297.5
Gross Value	2,199.2	103.9	90.1	91.0	2,484.2
Accumulated depreciation	-	(60.3)	(74.4)	(36.2)	(170.9)
Net book value as of December 31, 2019	€2,199.2	€43.6	€15.7	€54.8	€2,313.3
Gross Value	2,047.8	103.0	98.4	90.6	2,339.8
Accumulated depreciation	-	(60.9)	(79.7)	(45.6)	(186.2)
Net book value as of December 31, 2020	€2,047.8	€42.1	€18.7	€45.0	€2,153.6

Goodwill and Intangible Assets, Net
The changes in goodwill and intangible assets are presented in the following table:

(In millions of Euro)	Goodwill	Licenses, Patents and Trademarks	Software	Other	Total
Net book value as of December 31, 2017	€2,09.2	€46.5	€22.9	€51.5	€2,213.1
Additions - acquisitions - internal developments	-	-	3.3	-	3.3
Additions - other business combinations	-	0.2	-	10.9	11.1
Disposals - write-off	-	-	-	(0.5)	(0.5)
Depreciation expense for the year	-	(2.6)	(0.5)	(10.6)	(13.7)
Net foreign exchange differences	86.2	1.4	(5.8)	2.4	84.2
Net book value as of December 31, 2018	€2,178.4	€45.5	€19.9	€53.7	€2,297.5
Additions - acquisitions - internal developments	-	-	0.8	16.2	17.0
Additions - other business combinations	-	-	-	-	-
Depreciation expense for the year	-	(2.3)	(0.5)	(16.3)	(19.1)
Net foreign exchange differences	36.6	0.4	(4.5)	1.2	33.7
Other	(15.8)	-	-	-	(15.8)
Net book value as of December 31, 2019	€2,199.2	€43.6	€15.7	€54.8	€2,313.3
Additions - acquisitions - internal developments	-	2.4	0.2	8.5	11.1
Additions - other business combinations	-	-	-	-	-
Disposals - write-off	-	-	-	-	-
Depreciation expense for the year	-	(2.8)	(3.0)	(12.0)	(17.8)
Net foreign exchange differences	(151.2)	(3.1)	(0.2)	(2.9)	(157.4)
Other	(0.2)	2.0	6.0	(3.4)	4.4
Net book value as of December 31, 2020	€2,047.8	€42.1	€18.7	€45.0	€2,153.6

Significant Estimates Used by Management
The following table presents the significant estimates used by management in determining the recoverable amount of the Technip Energies Group CGUs at December 31, 2020, 2019 and 2018:

	2020	2019	2018
Year of cash flows before terminal value	4	4	5
Risk-adjusted post-tax discount rate	15.0%	15.0%	12.0%